Schedule of Investments(a)
September 30, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.84%
Aerospace & Defense–2.09%
Curtiss-Wright Corp.	59,276	$7,479,446
Agricultural & Farm Machinery–2.04%
AGCO Corp.	59,567	7,298,745
Airlines–2.06%
Frontier Group Holdings, Inc.(b)(c)	351,244	5,546,143
Southwest Airlines Co.(b)	35,735	1,837,851
		7,383,994
Apparel, Accessories & Luxury Goods–3.40%
Ralph Lauren Corp.	56,642	6,289,528
Tapestry, Inc.	158,526	5,868,632
		12,158,160
Auto Parts & Equipment–2.27%
Lear Corp.	52,024	8,140,716
Broadcasting–1.19%
Nexstar Media Group, Inc., Class A	28,025	4,258,679
Building Products–2.11%
Johnson Controls International PLC	111,109	7,564,301
Casinos & Gaming–1.31%
Bally’s Corp.(b)	93,515	4,688,842
Communications Equipment–1.86%
Ciena Corp.(b)	129,542	6,651,982
Construction Machinery & Heavy Trucks–2.02%
Oshkosh Corp.	70,776	7,245,339
Consumer Finance–3.12%
Ally Financial, Inc.	219,110	11,185,565
Copper–1.16%
Freeport-McMoRan, Inc.	127,879	4,159,904
Data Processing & Outsourced Services–1.82%
Sabre Corp.(b)(c)	549,931	6,511,183
Distributors–1.98%
LKQ Corp.(b)	141,041	7,097,183
Diversified Chemicals–2.36%
Eastman Chemical Co.	83,816	8,443,624
Electric Utilities–4.96%
Entergy Corp.	66,632	6,617,224
Evergy, Inc.	85,037	5,289,301
Exelon Corp.	121,246	5,861,032
		17,767,557
Electrical Components & Equipment–2.89%
Vertiv Holdings Co.	428,706	10,327,528
Electronic Equipment & Instruments–2.12%
Vontier Corp.	225,615	7,580,664
Shares		Value
Food Distributors–2.47%
Performance Food Group Co.(b)	190,240	$8,838,550
Health Care Distributors–1.96%
Henry Schein, Inc.(b)	91,883	6,997,809
Health Care Facilities–3.65%
Encompass Health Corp.	87,770	6,586,261
Universal Health Services, Inc., Class B	46,885	6,487,477
		13,073,738
Hotel & Resort REITs–2.37%
Host Hotels & Resorts, Inc.(b)	518,589	8,468,558
Hotels, Resorts & Cruise Lines–2.46%
Wyndham Hotels & Resorts, Inc.	114,291	8,822,122
Industrial Machinery–1.85%
Kennametal, Inc.	193,201	6,613,270
Industrial REITs–1.50%
First Industrial Realty Trust, Inc.	103,372	5,383,614
Insurance Brokers–2.86%
Arthur J. Gallagher & Co.	68,910	10,243,472
Investment Banking & Brokerage–1.81%
Stifel Financial Corp.	95,398	6,483,248
Life & Health Insurance–3.86%
Athene Holding Ltd., Class A(b)	200,577	13,813,738
Managed Health Care–1.84%
Centene Corp.(b)	105,908	6,599,127
Marine–1.69%
Kirby Corp.(b)	126,456	6,064,830
Oil & Gas Exploration & Production–6.44%
Devon Energy Corp.	389,594	13,834,483
Pioneer Natural Resources Co.	55,382	9,221,657
		23,056,140
Other Diversified Financial Services–2.85%
Voya Financial, Inc.	165,942	10,187,179
Paper Packaging–2.15%
WestRock Co.	154,359	7,691,709
Regional Banks–10.61%
Huntington Bancshares, Inc.	641,269	9,914,019
KeyCorp	447,496	9,674,863
Wintrust Financial Corp.	106,418	8,552,815
Zions Bancorporation N.A.	158,939	9,836,735
		37,978,432
Residential REITs–3.02%
American Homes 4 Rent, Class A	137,361	5,236,201
UDR, Inc.	105,554	5,592,251
		10,828,452

See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Shares		Value
Semiconductor Equipment–1.59%
MKS Instruments, Inc.	37,693	$5,688,251
Soft Drinks–2.10%
Coca-Cola Europacific Partners PLC (United Kingdom)	135,860	7,511,699
Total Common Stocks & Other Equity Interests (Cost $273,117,315)		350,287,350

Money Market Funds–2.17%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	2,709,735	2,709,735
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,956,692	1,957,475
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	3,096,840	3,096,840
Total Money Market Funds (Cost $7,764,050)		7,764,050
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $280,881,365)		358,051,400
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.05%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,204,351	$2,204,351
Invesco Private Prime Fund, 0.11%(d)(e)(f)	5,141,429	5,143,485
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,347,836)		7,347,836
TOTAL INVESTMENTS IN SECURITIES–102.06% (Cost $288,229,201)		365,399,236
OTHER ASSETS LESS LIABILITIES—(2.06)%		(7,392,129)
NET ASSETS–100.00%		$358,007,107
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value September 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,623,654	$43,319,854	$(42,233,773)	$-	$-	$2,709,735	$584
Invesco Liquid Assets Portfolio, Institutional Class	1,390,691	30,943,374	(30,376,730)	(797)	937	1,957,475	251
Invesco Treasury Portfolio, Institutional Class	1,855,604	49,508,405	(48,267,169)	-	-	3,096,840	243
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	19,551,538	(17,347,187)	-	-	2,204,351	278*
Invesco Private Prime Fund	-	41,124,886	(35,981,401)	-	-	5,143,485	3,954*
Total	$4,869,949	$184,448,057	$(174,206,260)	$(797)	$937	$15,111,886	$5,310

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$350,287,350	$—	$—	$350,287,350
Money Market Funds	7,764,050	7,347,836	—	15,111,886
Total Investments	$358,051,400	$7,347,836	$—	$365,399,236
Invesco V.I. American Value Fund